UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
12/31/09 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (23.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes FRN	0.228	2/5/10	$33,650,000	$33,650,000
Bank of America Corp. FDIC guaranteed notes FRN,
Ser. BKNT	0.284	9/13/10	28,000,000	28,000,000
Citibank N.A. FDIC guaranteed notes FRN	0.301	9/30/10	19,924,000	19,924,000
Citigroup Funding, Inc. FDIC guaranteed sr. notes FRN,
MTN, Ser. D	0.381	7/30/10	31,000,000	31,000,000
Fannie Mae sr. unsec. notes (K)	4.125	5/15/10	16,855,000	17,071,451
Fannie Mae unsec. notes FRN	0.218	2/12/10	19,620,000	19,619,513
Fannie Mae unsec. notes FRN	0.174	7/13/10	40,000,000	39,997,461
Federal Farm Credit Bank FRB	0.425	8/10/10	15,800,000	15,800,000
Federal Farm Credit Bank FRB	0.231	11/26/10	24,000,000	24,000,000
Federal Farm Credit Bank FRB, Ser. 1	0.241	2/28/11	23,000,000	23,000,000
Federal Farm Credit Bank FRB, Ser. 2	0.371	4/27/10	27,800,000	27,798,954
Federal Home Loan Bank unsec. bonds (K)	1.150	4/16/10	22,000,000	22,008,739
Federal Home Loan Bank unsec. bonds (K)	1.050	3/5/10	43,000,000	43,005,315
Federal Home Loan Bank unsec. bonds (K)	0.950	4/1/10	31,350,000	31,350,000
Federal Home Loan Bank unsec. bonds (K)	0.550	6/10/10	24,000,000	23,993,988
Federal Home Loan Bank unsec. bonds (K)	0.440	12/23/10	27,500,000	27,500,000
Federal Home Loan Bank unsec. bonds FRB	0.235	2/19/10	19,435,000	19,433,717
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.240	7/9/10	28,000,000	28,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.084	11/8/10	20,000,000	20,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 2	0.120	11/19/10	24,300,000	24,292,710
Federal Home Loan Bank unsec. bonds, Ser. 1 (K)	0.800	4/30/10	20,650,000	20,650,000
Freddie Mac unsec. notes FRN	0.242	8/24/10	12,000,000	12,000,000
Freddie Mac unsec. notes FRN	0.219	9/24/10	24,600,000	24,596,424
Freddie Mac unsec. notes FRN	0.184	7/14/10	31,000,000	31,000,000

Total U.S. government agency obligations (cost $607,692,272)				$607,692,272

COMMERCIAL PAPER (21.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.401	2/19/10	$22,000,000	$21,988,022
Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	0.287	11/23/10	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA/London (Spain)	0.501	1/15/10	25,000,000	24,995,139
Banco Bilbao Vizcaya Argentaria SA/London (Spain)	0.331	5/20/10	30,500,000	30,461,138
BPCE SA (France)	0.270	3/4/10	34,700,000	34,683,865
DnB NOR Bank ASA (Norway)	0.471	2/10/10	30,200,000	30,184,229
Fortis Funding, LLC	0.230	2/8/10	31,000,000	30,992,474
HSBC USA, Inc.	0.240	4/9/10	23,400,000	23,384,712
Intesa Funding, LLC	0.300	6/8/10	28,500,000	28,462,475
MetLife Short Term Funding, LLC	0.280	3/25/10	26,811,000	26,793,692
MetLife Short Term Funding, LLC	0.230	2/18/10	24,000,000	23,992,640
MetLife Short Term Funding, LLC	0.220	1/29/10	1,600,000	1,599,726
Nationwide Building Society (United Kingdom)	0.401	4/5/10	22,000,000	21,977,022
Nationwide Building Society (United Kingdom)	0.320	3/15/10	3,500,000	3,497,729
Nationwide Building Society (United Kingdom)	0.280	4/26/10	26,500,000	26,476,297
Nordea North America, Inc.	0.200	3/8/10	28,000,000	27,989,733
Societe de Prise de Participation de L'Etat (France)	0.240	5/24/10	20,500,000	20,480,457
Societe de Prise de Participation de L'Etat (France)	0.180	2/24/10	24,000,000	23,993,520
Sumitomo Mitsui Banking Corp. (Japan)	0.213	2/17/10	25,000,000	24,993,146
Toyota Credit Canada, Inc. (Canada)	0.250	2/11/10	7,800,000	7,797,779
Toyota Credit Canada, Inc. (Canada)	0.240	3/11/10	24,600,000	24,588,684
Toyota Motor Credit Corp.	0.210	3/8/10	17,900,000	17,893,108
UniCredit Delaware, Inc.	0.245	1/12/10	12,750,000	12,749,046
Westpac Banking Corp. 144A (Australia)	0.632	3/9/10	16,000,000	16,000,000
Yale University	0.300	3/15/10	25,000,000	24,984,792

Total commercial paper (cost $560,959,425)				$560,959,425

ASSET-BACKED COMMERCIAL PAPER (17.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Enterprise Funding Co., LLC	0.230	3/26/10	$18,000,000	$17,990,340
Enterprise Funding Co., LLC	0.200	2/11/10	10,041,000	10,038,713
Fairway Finance, LLC 144A FRN	0.223	3/17/10	49,000,000	49,000,000
FCAR Owner Trust I	0.370	1/29/10	27,000,000	26,992,230
Gotham Funding Corp.	0.230	2/3/10	27,000,000	26,994,307
Gotham Funding Corp.	0.200	1/25/10	15,933,000	15,930,876
Govco, Inc.	0.230	3/22/10	26,000,000	25,986,711
LMA Americas, LLC	0.250	3/1/10	24,000,000	23,990,167
Manhattan Asset Funding Co., LLC	0.300	1/7/10	1,000,000	999,950
Manhattan Asset Funding Co., LLC	0.270	2/8/10	8,500,000	8,497,578
Manhattan Asset Funding Co., LLC	0.260	2/22/10	5,000,000	4,998,122
Manhattan Asset Funding Co., LLC	0.240	1/19/10	7,600,000	7,599,088
Manhattan Asset Funding Co., LLC	0.233	3/10/10	28,200,000	28,187,749
Royal Park Investments Funding Corp. (Belgium)	0.210	3/24/10	26,000,000	25,987,563
Victory Receivables Corp.	0.203	1/13/10	19,009,000	19,007,733
Victory Receivables Corp.	0.200	2/1/10	12,000,000	11,997,933
Victory Receivables Corp.	0.200	1/27/10	20,000,000	19,997,111
Windmill Funding Corp.	0.230	3/19/10	40,000,000	39,980,322
Windmill Funding Corp.	0.210	3/11/10	9,000,000	8,996,377
Working Capital Management Co.	0.370	1/11/10	19,700,000	19,697,975
Working Capital Management Co.	0.350	1/21/10	25,500,000	25,495,042
Yorktown Capital, LLC	0.230	4/21/10	25,000,000	24,982,431

Total asset-backed commercial paper (cost $443,348,318)				$443,348,318

CERTIFICATES OF DEPOSIT (16.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Barclays Bank PLC/NY (United Kingdom)	0.432	4/22/10	$31,600,000	$31,600,000
Calyon New York FRN	0.253	4/20/10	27,500,000	27,500,000
Commonwealth Bank of Australia (Australia)	0.330	6/29/10	11,000,000	11,000,273
DnB NOR Bank ASA/New York FRN (Norway)	0.334	10/19/10	26,000,000	26,000,000
HSBC Bank PLC (United Kingdom)	0.310	3/22/10	2,000,000	2,000,265
HSBC Bank PLC (United Kingdom)	0.225	2/12/10	27,000,000	27,000,157
ING Bank NV/London (United Kingdom)	0.360	2/22/10	33,000,000	33,000,000
ING Bank NV/London (United Kingdom)	0.300	4/6/10	18,000,000	18,000,000
Lloyds TSB Bank PLC/New York, NY FRN (M)	0.235	5/6/11	15,500,000	15,500,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)	0.210	1/22/10	25,000,000	25,000,000
National Australia Bank, Ltd. (Australia)	0.200	3/17/10	27,000,000	27,000,000
Rabobank Nederland NV/NY FRN	0.279	5/4/10	20,000,000	20,003,823
Royal Bank of Canada/New York, NY FRN	0.234	11/4/10	25,450,000	25,450,000
Societe Generale (France)	0.260	3/18/10	27,000,000	27,000,000
Societe Generale/London (France)	0.260	4/30/10	25,900,000	25,900,000
Sumitomo Mitsui Banking Corp./New York (Japan)	0.200	2/22/10	1,000,000	1,000,000
Toronto Dominion Bank (Canada)	0.600	1/12/10	27,300,000	27,300,831
Toronto Dominion Bank/NY FRN	0.231	10/29/10	26,215,000	26,215,000
Westpac Banking Corp./NY FRN	0.293	10/21/10	19,000,000	19,000,000

Total certificates of deposit (cost $415,470,349)				$415,470,349

CORPORATE BONDS AND NOTES (12.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of America, N.A. sr. unsec. notes FRN Ser. BKN1	0.873	5/12/10	$16,000,000	$16,032,753
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	0.385	12/10/12	15,515,000	15,515,000
Commonwealth Bank of Australia 144A FRN (Australia) (M)	0.282	8/27/14	25,400,000	25,400,000
Commonwealth Bank of Australia unsec. sub. notes,
Ser. A (Australia)	8.500	6/1/10	15,000,000	15,496,281
General Electric Capital Corp. sr. unsec. notes FRN,
GMTN, Ser. A	0.334	5/10/10	3,500,000	3,500,673
General Electric Capital Corp. sr. unsec. notes FRN,
MTN, Ser. A	0.183	3/12/10	22,000,000	22,001,757
International Bank for Reconstruction & Development
FRN, MTN, Ser. GDIF (Supra-Nation)	0.228	2/8/10	31,000,000	30,999,917
International Bank for Reconstruction & Development
sr. unsec. notes FRN, MTN, Ser. GDIF (Supra-Nation)	0.231	2/1/10	31,000,000	31,000,000
JPMorgan Chase & Co. sr. unsec. notes FRN, MTN, Ser. C	0.569	9/24/10	23,000,000	23,048,368
JPMorgan Chase Bank, N.A. sr. notes FRN, Ser. 1 (M)	0.232	12/21/14	30,800,000	30,800,000
Lloyds Banking Group PLC 144A sr. unsec. unsub. bonds
FRB, Ser. EXT (United Kingdom)	0.595	3/5/10	22,815,000	22,815,000
Procter & Gamble International Funding SCA company
guaranty sr. unsec. notes FRN, MTN (Luxembourg)	0.525	2/8/10	16,000,000	16,000,000
Procter & Gamble International Funding SCA company
guaranty unsec. bonds FRB (Luxembourg)	0.285	5/7/10	7,300,000	7,300,000
Rabobank Nederland NV 144A FRN (Netherlands) (M)	0.273	8/16/14	12,000,000	12,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.653	5/15/14	27,375,000	27,375,000
Westpac Banking Corp. FRN, MTN (Australia) (M)	0.281	8/27/15	18,000,000	18,000,000
Total corporate bonds and notes (cost $317,284,749)				$317,284,749

REPURCHASE AGREEMENTS (3.6%)(a)
			Principal amount	Value

Interest in $110,000,000 joint tri-party repurchase
agreement dated December 31, 2009 with Deutsche Bank
Securities, Inc. due January 4, 2010 -- maturity value
of $48,001,400 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
and various mortgage-backed securities with coupon
rates ranging from zero % to 14.55%% and due dates
ranging from August 25, 2011 to October 20, 2040,
valued at $115,500,000)			$48,000,000	$48,000,000
Interest in $80,000,000 joint tri-party repurchase
agreement dated December 31, 2009 with JPMorgan
Securities, Inc. due January 4, 2010 -- maturity value
of $45,001,062 for an effective yield of 0.21%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 3.03% to 9.50% and due
dates ranging from February 16, 2010 to April 1, 2037,
valued at $81,601,748)			45,000,000	45,000,000

Total repurchase agreements (cost $93,000,000)				$93,000,000

SHORT-TERM INVESTMENT FUND (3.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			84,364,368	$84,364,368

Total short-term investment fund (cost $84,364,368)				$84,364,368

MUNICIPAL BONDS AND NOTES (2.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Colorado Housing and Finance Authority VRDN
(Single Family Mortgage), Ser. B-1 (M) (K)	0.280	11/1/32	$7,630,000	$7,630,000
(Single Family Mortgage), Ser. B-2 (M) (K)	0.280	11/1/30	9,000,000	9,000,000
(Single Family), Ser. C-2, Class I (M) (K)	0.300	11/1/35	6,640,000	6,640,000
Johns Hopkins University Commercial Paper	0.350	2/12/10	7,611,000	7,611,000
Kansas State Development Finance Authority VRDN
(Sisters of Charity), Ser. D (M) (K)	0.230	12/1/31	10,400,000	10,400,000
Maryland State Health & Higher Education Facilities
Authority Commercial Paper (John Hopkins University)	0.240	2/12/10	5,000,000	5,000,000
Massachusetts Health and Educational Facilities
Authority Commerical Paper (Harvard University)	0.320	6/15/10	10,000,000	10,000,000

Total municipal bonds and notes (cost $56,281,000)				$56,281,000

TOTAL INVESTMENTS

Total investments (cost $2,578,400,481) (b)				$2,578,400,481

Key to holding's abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

NOTES

(a) Percentages indicated are based on net assets of $2,576,734,052.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,840 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $595,415,308 and $569,894,377, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(K) The rates shown are the current interest rates at December 31, 2009.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

United States	66.2%
United Kingdom	7.8
Australia	6.4
France	5.1
Canada	3.4
Supra-Nation	2.4
Norway	2.2
Spain	2.1
Japan	2.0
Belgium	1.0
Luxembourg	0.9
Netherlands	0.5

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$443,348,318	$--

Certificates of deposit	--	415,470,349	--

Commercial paper	--	560,959,425	--

Corporate bonds and notes	--	317,284,749	--

Municipal bonds and notes	--	56,281,000	--

Repurchase agreements	--	93,000,000	--

Short-term investment fund	84,364,368	--	--

U.S. Government agency obligations	--	607,692,272

Totals by level	$84,364,368	$2,494,036,113	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 1, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 1, 2010